Discontinued Operations (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2013 Assets [Member]	Dec. 31, 2012 Other current assets [Member]	Dec. 31, 2012 Mining Properties [Member]	Dec. 31, 2012 Oil And Gas Properties, Net [Member]	Dec. 31, 2012 Total Liabilities [Member]	Dec. 31, 2012 Accounts payable [Member]	Dec. 31, 2012 Asset retirement obligation [Member]
Assets		$ 544,677	$ 800	$ 519,750	$ 24,127
Liabilities	$ 57,532					$ (70,464)	$ (12,932)	$ (57,532)